SEGMENTED INFORMATION - Disclosure of long-lived assets by geographical location (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of operating segments [line items]
Equipment	$ 294,188	$ 66,818
Right of use asset	72,734	114,648	$ 0
Intangible assets	549,679	0	$ 0
Canada [Member]
Disclosure of operating segments [line items]
Equipment	0	0
Right of use asset	0	0
Intangible assets	0
USA [Member]
Disclosure of operating segments [line items]
Equipment	147,395	66,818
Right of use asset	72,734	114,648
Intangible assets	0
UK [Member]
Disclosure of operating segments [line items]
Equipment	146,793	0
Right of use asset	0	$ 0
Intangible assets	$ 549,679